Warrant Derivative Liabilities (Details 1)	1 Months Ended					12 Months Ended
	May 19, 2023 $ / shares	May 19, 2023 $ / shares $ / shares	Jul. 02, 2022 $ / shares	Oct. 25, 2021 $ / shares	Aug. 17, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	May 19, 2023 $ / shares	Jul. 02, 2022 $ / shares	Oct. 25, 2021 $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Maximum [Member]
Statement [Line Items]
Share price on measurement date					$ 0.90
Exercise price					1.00
Minimum [Member]
Statement [Line Items]
Share price on measurement date					0.68
Exercise price					$ 0.76
May 19, 2021 [Member] | Maximum [Member]
Statement [Line Items]
Share price on measurement date											$ 2.64
Exercise price						$ 1.00
May 19, 2021 [Member] | Minimum [Member]
Statement [Line Items]
Share price on measurement date						2.13
Exercise price						0.81
August 17, 2018 [Member] | Maximum [Member]
Statement [Line Items]
Share price on measurement date											1.00
Exercise price						1.00
August 17, 2018 [Member] | Minimum [Member]
Statement [Line Items]
Share price on measurement date						0.76
Exercise price						0.76
July 2, 2020 [Member] | Maximum [Member]
Statement [Line Items]
Share price on measurement date											2.64
Exercise price						0.65
July 2, 2020 [Member] | Minimum [Member]
Statement [Line Items]
Share price on measurement date						2.13
Exercise price						$ 0.52
Warrant Liability [Member]
Statement [Line Items]
Fair value of warrant liability, Beginning | $						$ 201,687	$ 334,618
Change in fair value through profit and loss | $					$ (7,081)	2,278,285	(386,940)
Reclassification to equity on exercise of warrants | $						$ (1,373,246)	$ 0
Risk free rate					1.50%	0.15%	0.20%
Expected volatility					115.00%	81.00%	162.00%
Expected dividend yield					0.00%	0.00%	0.00%
Expected life (in years)					2 years	3 months 25 days	1 month 17 days
Fair value of warrant liability, Ending | $					$ 0	$ 1,106,726	$ 7,081
Warrant Liability [Member] | Subsequent Events [Member]
Statement [Line Items]
Risk free rate	0.33%	0.33%	0.25%	1.66%
Expected volatility	148.00%	148.00%	112.00%	115.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life (in years)	2 years	2 years	2 years	2 years
Warrant Liability [Member] | Maximum [Member]
Statement [Line Items]
Share price on measurement date											$ 2.64	$ 0.40
Exercise price						$ 0.90	$ 100
Warrant Liability [Member] | Maximum [Member] | Subsequent Events [Member]
Statement [Line Items]
Share price on measurement date								$ 3.40	$ 0.40	$ 0.50
Exercise price | (per share)		$ 1.00	$ 0.65	$ 0.90
Warrant Liability [Member] | Minimum [Member]
Statement [Line Items]
Share price on measurement date						2.13	0.29
Exercise price						$ 0.73	$ 0.73
Warrant Liability [Member] | Minimum [Member] | Subsequent Events [Member]
Statement [Line Items]
Share price on measurement date	$ 2.81	$ 2.81	0.29	0.38
Exercise price	$ 0.83		$ 0.48	$ 0.69
Warrant Liability [Member] | May 19, 2021 [Member]
Statement [Line Items]
Fair value of warrant liability, Beginning | $						$ 55,794,527
Change in fair value through profit and loss | $						(14,853,229)
Reclassification to equity on exercise of warrants | $						$ 0
Risk free rate						0.45%
Expected volatility						152.00%
Expected dividend yield						0.00%
Expected life (in years)						1 year 10 months 20 days
Fair value of warrant liability, Ending | $						$ 40,941,298
Warrant Liability [Member] | August 17, 2018 [Member]
Statement [Line Items]
Change in fair value through profit and loss | $						(73,532)
Reclassification to equity on exercise of warrants | $						$ 0
Risk free rate						1.67%
Expected volatility						100.00%
Expected dividend yield						0.00%
Expected life (in years)						1 year 1 month 17 days
Fair value of warrant liability | $						$ 408,150
Warrant Liability [Member] | October 25, 2019 [Member]
Statement [Line Items]
Change in fair value through profit and loss | $						(59,403)
Reclassification to equity on exercise of warrants | $						$ 0
Risk free rate						0.25%
Expected volatility						156.00%
Expected dividend yield						0.00%
Expected life (in years)						1 year 3 months 25 days
Fair value of warrant liability | $						$ 261,090
Warrant Liability [Member] | July 2, 2020 [Member]
Statement [Line Items]
Fair value of warrant liability, Beginning | $						421,861
Change in fair value through profit and loss | $						5,773,919
Reclassification to equity on exercise of warrants | $						$ (2,862,871)
Risk free rate						0.23%
Expected volatility						190.00%
Expected dividend yield						0.00%
Expected life (in years)						1 year 3 days
Fair value of warrant liability, Ending | $						$ 3,332,909